Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 22,283	$ 29,653
Restricted cash	83
Restricted deposit	22	23
Trade receivables	10,160	9
Inventories	1,552	1,430
Other accounts receivable and prepaid expenses	758	543
Total current assets	34,858	31,658
Non-current assets:
Restricted deposit	237	188
Operating lease right-of-use assets	3,327	2,711
Property and equipment, net	2,931	2,966
Intangible assets, net	216	245
Total non-current assets	6,711	6,110
Total assets	41,569	37,768
Current liabilities:
Trade payables	763	1,133
Operating lease liabilities	598	529
Accrued liabilities and other	1,421	1,443
Total current liabilities	2,782	3,105
Non-current liabilities:
Operating lease liabilities	2,748	2,382
Total non-current liabilities	2,748	2,382
Total liabilities	5,530	5,487
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of June 30, 2023 (unaudited) and December 31, 2022; issued and outstanding: 11,405,394 and 11,186,481 ordinary shares as of June 30, 2023 (unaudited) and December 31, 2022, respectively	4,963	4,873
Additional paid in capital	119,720	118,099
Currency translation differences	(969)	(969)
Accumulated deficit	(87,675)	(89,722)
Total shareholders’ equity	36,039	32,281
Total liabilities and shareholders’ equity	$ 41,569	$ 37,768